CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ₪ / shares
Statement of Financial Position [Abstract]
Accounts receivable, allowance | $	$ 694		$ 417
Ordinary shares, par value per share | ₪ / shares		₪ 0.03		₪ 0.03
Ordinary shares, shares authorized	43,333,333		43,333,333
Ordinary shares, shares issued	27,467,313		26,357,798
Ordinary shares, shares outstanding	27,351,974		26,242,459
Treasury shares	115,339		115,339